Expense Example, No Redemption (USD $)	0 Months Ended
Jun. 01, 2013
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class B
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,540
(WFA Money Market Funds - Classes A, B, C) | (WFA Money Market Fund) | Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	148
Expense Example, No Redemption, 3 Years	480
Expense Example, No Redemption, 5 Years	835
Expense Example, No Redemption, 10 Years	1,837
(WFA Money Market Funds - Institutional Class) | (WFA Heritage Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	69
Expense Example, No Redemption, 5 Years	122
Expense Example, No Redemption, 10 Years	278
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Cash Management Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	73
Expense Example, No Redemption, 5 Years	131
Expense Example, No Redemption, 10 Years	302
(WFA Money Market Funds - Institutional Class) | (WFA California Municipal Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	75
Expense Example, No Redemption, 5 Years	136
Expense Example, No Redemption, 10 Years	313
(WFA Money Market Funds - Institutional Class) | (WFA Municipal Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	117
Expense Example, No Redemption, 5 Years	222
Expense Example, No Redemption, 10 Years	531
(WFA Money Market Funds - Institutional Class) | (WFA National Tax-Free Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	73
Expense Example, No Redemption, 5 Years	131
Expense Example, No Redemption, 10 Years	302
(WFA Money Market Funds - Institutional Class) | (WFA Treasury Plus Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	126
Expense Example, No Redemption, 10 Years	290
(WFA Money Market Funds - Institutional Class) | (WFA Government Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	69
Expense Example, No Redemption, 5 Years	122
Expense Example, No Redemption, 10 Years	278
(WFA Money Market Funds - Institutional Class) | (WFA Cash Investment Money Market Fund) | Institutional Class
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	20
Expense Example, No Redemption, 3 Years	71
Expense Example, No Redemption, 5 Years	126
Expense Example, No Redemption, 10 Years	290
(WFA Money Market Funds - Sweep Class) | (WFA California Municipal Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	547
Expense Example, No Redemption, 10 Years	1,213
(WFA Money Market Funds - Sweep Class) | (WFA Municipal Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	357
Expense Example, No Redemption, 5 Years	632
Expense Example, No Redemption, 10 Years	1,416
(WFA Money Market Funds - Sweep Class) | (WFA National Tax-Free Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	100
Expense Example, No Redemption, 3 Years	312
Expense Example, No Redemption, 5 Years	542
Expense Example, No Redemption, 10 Years	1,201
(WFA Money Market Funds - Sweep Class) | (WFA Treasury Plus Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	99
Expense Example, No Redemption, 3 Years	309
Expense Example, No Redemption, 5 Years	536
Expense Example, No Redemption, 10 Years	1,190
(WFA Money Market Funds - Sweep Class) | (WFA Government Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	1,178
(WFA Money Market Funds - Sweep Class) | (WFA 100% Treasury Money Market Fund) | Class Sweep
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	102
Expense Example, No Redemption, 3 Years	348
Expense Example, No Redemption, 5 Years	614
Expense Example, No Redemption, 10 Years	$ 1,374